Trade and other payables and Other non-current liabilities - Summary of Movement In Lease Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Trade and other current payables [abstract]
Beginning balance, As at April 01	₨ 6,411	$ 84	₨ 6,599
Additions during the year	1,155	15	3,611
Interest on lease liabilities	136	2	278	₨ 247
Payments made	(2,318)	(31)	(3,380)	(3,164)
Disposal/adjustments	(644)	(7)	(697)
Ending balance, As at March 31,	₨ 4,740	$ 63	₨ 6,411	₨ 6,599